Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000050684 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.08%	[1],[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(2.70)%	4.99%	13.00%	7.91%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,936,617,945
Holdings Count | Holding	22
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

C000050685 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21(a)	0.42%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.42%	[3],[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.91)%	4.60%	12.63%	7.55%
Investor A Shares (with sales charge)	(8.01)	(0.89)	11.42	6.97
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,936,617,945
Holdings Count | Holding	22
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

C000050686 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$57(a)	1.16%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 57	[5]
Expense Ratio, Percent	1.16%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(3.29)%	3.83%	11.78%	6.90%
Investor C Shares (with sales charge)	(4.19)	2.87	11.78	6.90
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,936,617,945
Holdings Count | Holding	22
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

C000166010 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[7]
Expense Ratio, Percent	0.06%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(2.73)%	4.95%	13.02%	7.93%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,936,617,945
Holdings Count | Holding	22
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

C000050687 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$28(a)	0.58%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 28	[9]
Expense Ratio, Percent	0.58%	[9],[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.99)%	4.47%	12.44%	7.37%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,936,617,945
Holdings Count | Holding	22
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.

C000050742 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[11]
Expense Ratio, Percent	0.05%	[11],[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.39)%	5.37%	7.02%	5.17%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 703,203,094
Holdings Count | Holding	24
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

C000050743 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[13]
Expense Ratio, Percent	0.39%	[13],[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(1.59)%	4.99%	6.67%	4.81%
Investor A Shares (with sales charge)	(6.76)	(0.52)	5.53	4.25
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 703,203,094
Holdings Count | Holding	24
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

C000050744 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.13%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 56	[15]
Expense Ratio, Percent	1.13%	[15],[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.88)%	4.27%	5.89%	4.18%
Investor C Shares (with sales charge)	(2.84)	3.27	5.89	4.18
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 703,203,094
Holdings Count | Holding	24
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

C000166011 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[17]
Expense Ratio, Percent	0.03%	[17],[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.37)%	5.38%	7.06%	5.19%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 703,203,094
Holdings Count | Holding	24
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

C000050745 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$27(a)	0.55%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 27	[19]
Expense Ratio, Percent	0.55%	[19],[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(1.63)%	4.80%	6.51%	4.64%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 703,203,094
Holdings Count | Holding	24
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

C000050785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[21]
Expense Ratio, Percent	0.04%	[21],[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.56)%	5.59%	3.90%	3.39%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 438,782,430
Holdings Count | Holding	18
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

C000050786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.38%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[23]
Expense Ratio, Percent	0.38%	[23],[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.84)%	5.21%	3.55%	3.03%
Investor A Shares (with sales charge)	(6.04)	(0.31)	2.43	2.48
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 438,782,430
Holdings Count | Holding	18
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

C000050787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$55(a)	1.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 55	[25]
Expense Ratio, Percent	1.11%	[25],[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.11)%	4.40%	2.78%	2.42%
Investor C Shares (with sales charge)	(2.07)	3.40	2.78	2.42
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 438,782,430
Holdings Count | Holding	18
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

C000166012 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[27]
Expense Ratio, Percent	0.02%	[27],[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.54)%	5.61%	3.92%	3.41%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 438,782,430
Holdings Count | Holding	18
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

C000050788 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$33(a)	0.66%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 33	[29]
Expense Ratio, Percent	0.66%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(0.92)%	4.96%	3.24%	2.73%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 438,782,430
Holdings Count | Holding	18
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.

C000050829 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[31]
Expense Ratio, Percent	0.06%	[31],[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.93)%	5.25%	10.06%	6.55%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,728,814,161
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

C000050830 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.40%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[33]
Expense Ratio, Percent	0.40%	[33],[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.11)%	4.95%	9.70%	6.20%
Investor A Shares (with sales charge)	(7.25)	(0.56)	8.52	5.63
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,728,814,161
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

C000050831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.13%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 56	[35]
Expense Ratio, Percent	1.13%	[35],[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(2.43)%	4.18%	8.89%	5.56%
Investor C Shares (with sales charge)	(3.34)	3.22	8.89	5.56
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,728,814,161
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

C000166013 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[37]
Expense Ratio, Percent	0.04%	[37],[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.90)%	5.28%	10.09%	6.57%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,728,814,161
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

C000050832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$29(a)	0.59%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 29	[39]
Expense Ratio, Percent	0.59%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.23)%	4.72%	9.47%	5.99%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,728,814,161
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.